Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 233	$ 133	$ 164
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	683	702	640
Bad debts expense	72	107	95
Stock-based compensation expense	32	41	37
Deferred income taxes, net	130	(4)	(3)
Equity in earnings of unconsolidated entities	(179)	(166)	(159)
Distributions from unconsolidated entities	189	161	152
(Gain) loss on asset disposals, net	25	19	10
(Gain) loss on sale of business and other exit costs, net	0	(1)	0
(Gain) loss on license sales and exchanges, net	(5)	0	(18)
(Gain) loss on investments	(2)	0	0
Other operating activities	2	4	3
Changes in assets and liabilities from operations
Accounts receivable	(8)	(46)	(39)
Equipment installment plans receivable	(54)	(97)	(149)
Inventory	16	(20)	(4)
Accounts payable	145	(69)	3
Customer deposits and deferred revenues	2	(8)	7
Accrued taxes	(57)	(23)	(39)
Other assets and liabilities	13	(9)	9
Net cash provided by operating activities	1,237	724	709
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(989)	(650)	(512)
Cash paid for licenses	(171)	(266)	(8)
Cash received from investments	1	29	50
Cash paid for investments	(3)	(11)	(17)
Cash received from divestitures and exchanges	26	41	24
Advance payments for license acquisitions	(30)	(5)	(2)
Other investing activities	3	(2)	1
Net cash used in investing activities	(1,163)	(864)	(464)
Cash flows from financing activities
Issuance of long-term debt	1,125	0	0
Repayment of long-term debt	(108)	(116)	(19)
Common Shares reissued for benefit plans, net of tax payments	(11)	(9)	18
Repurchase of Common Shares	(23)	(21)	0
Payment of debt issuance costs	(38)	(1)	(1)
Distributions to noncontrolling interests	(6)	(4)	(6)
Payments to acquire additional interest in subsidiaries	(11)	0	0
Other financing activities	(2)	(1)	(6)
Net cash provided by (used in) financing activities	926	(152)	(14)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,000	(292)	231
Cash, cash equivalents and restricted cash
Beginning of period	291	583	352
End of period	$ 1,291	$ 291	$ 583